Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor	Customers representing 10% or more of the Company’s revenue for the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Customer A	—%	68%
Customer B	82%	12%
Customers that represented 10% or greater of the Company’s accounts receivable balance were as follows as of the periods presented:

	December 31,
	2025	2024
Customer A	—%	78%
Customer B	89%	—%
Customers representing 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Customer A	26%	89%	89%
Customer B	46%	—%	—%